JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS - 97.8%
Australia - 7.4%
Australia & New Zealand Banking Group Ltd.	131		2,358
Beach Energy Ltd.	309		384
BHP Group Ltd.	197		6,567
BlueScope Steel Ltd.	29		368
CSR Ltd.	92		370
Fortescue Metals Group Ltd.	100		1,639
Harvey Norman Holdings Ltd.	141		571
Iluka Resources Ltd.	94		463
JB Hi-Fi Ltd.	11		444
Macquarie Group Ltd.	4		353
Metcash Ltd.	136		353
National Australia Bank Ltd.	156		2,790
Qantas Airways Ltd.*	116		397
Rio Tinto Ltd.	12		964
Rio Tinto plc	54		4,076
South32 Ltd.	291		561
Super Retail Group Ltd.	62		526
Worley Ltd.	40		347

			23,531

Austria - 1.4%
ams AG*	14		341
ANDRITZ AG	12		581
BAWAG Group AG(a)	14		623
Erste Group Bank AG	25		753
OMV AG	17		700
Raiffeisen Bank International AG	24		468
Telekom Austria AG	59		447
Wienerberger AG	13		453

			4,366

Belgium - 1.5%
Ageas SA	18		946
Bekaert SA	19		652
bpost SA*	55		656
KBC Group NV*	15		1,049
Sofina SA	1		349
Solvay SA	7		757
Telenet Group Holding NV	9		381

			4,790

Brazil - 0.3%
Yara International ASA	17		809

China - 0.4%
BOC Hong Kong Holdings Ltd.	316		941
Yangzijiang Shipbuilding Holdings Ltd.	519		383

			1,324

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	—	(b)	550
D/S Norden A/S	21		375
H+H International A/S, Class B*	24		568
Jyske Bank A/S (Registered)*	11		412
Matas A/S*	38		476
Scandinavian Tobacco Group A/S(a)	37		677
Solar A/S, Class B	9		576
Spar Nord Bank A/S*	36		329
Sydbank A/S*	23		474
TCM Group A/S*(a)	23		520

			4,957

Finland - 1.8%
Cargotec OYJ, Class B	12		528
Caverion OYJ	40		289
Fortum OYJ	21		499
Kemira OYJ	29		484
Konecranes OYJ	13		484
Nordea Bank Abp*	201		1,632
Sanoma OYJ	20		392
TietoEVRY OYJ	10		337
Uponor OYJ	21		500
Valmet OYJ	18		581

			5,726

France - 8.9%
Atos SE*	9		690
AXA SA	92		2,039
BNP Paribas SA*	56		2,679
Carrefour SA	46		780
Cie de Saint-Gobain	28		1,391
Cie Generale des Etablissements Michelin SCA	9		1,260
Cie Plastic Omnium SA	12		479
CNP Assurances*	30		459
Coface SA*	41		407
Credit Agricole SA*	91		1,032
Eutelsat Communications SA	29		346
Faurecia SE*	14		722
Fnac Darty SA*	9		500
Groupe Crit*	8		637
IPSOS	18		577
Kaufman & Broad SA	8		382
Metropole Television SA*	32		545
Orange SA	107		1,261
Publicis Groupe SA	20		1,038
Quadient SA	26		573
Renault SA*	18		782
Rexel SA*	32		488
Societe Generale SA*	51		949
Sopra Steria Group*	3		465
SPIE SA*	25		559
Tarkett SA*	31		548
Television Francaise 1*	56		485
TOTAL SE	107		4,523
Valeo SA	10		360
Veolia Environnement SA	38		1,000
Vicat SA	8		334

			28,290

Germany - 9.2%
Allianz SE (Registered)	19		4,256
Aurubis AG	7		556
Bayerische Motoren Werke AG	18		1,561
CECONOMY AG*	59		380
Continental AG	7		961
Daimler AG (Registered)	40		2,785
Deutsche Post AG (Registered)	44		2,197

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Deutsche Telekom AG (Registered)	164	2,918
DWS Group GmbH & Co. KGaA(a)	10	385
Freenet AG	21	437
HeidelbergCement AG	12	895
HOCHTIEF AG(c)	4	410
Hornbach Holding AG & Co. KGaA	5	450
JOST Werke AG*(a)	12	633
Kloeckner & Co. SE*	71	649
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,781
ProSiebenSat.1 Media SE*	27	484
Schaeffler AG (Preference)	49	383
Siemens AG (Registered)	32	4,939
Talanx AG	10	363
Volkswagen AG (Preference)	10	1,952

		29,375

Hong Kong - 2.2%
CK Asset Holdings Ltd.	189	943
Haitong International Securities Group Ltd.	1,414	392
Hang Lung Properties Ltd.	211	561
Hongkong Land Holdings Ltd.	137	631
Hysan Development Co. Ltd.	97	352
Johnson Electric Holdings Ltd.	140	412
Kerry Properties Ltd.	144	373
Luk Fook Holdings International Ltd.	119	258
New World Development Co. Ltd.	138	639
Sun Hung Kai Properties Ltd.	75	1,018
Swire Properties Ltd.	159	461
VTech Holdings Ltd.	57	454
WH Group Ltd.(a)	738	598

		7,092

India - 0.2%
RHI Magnesita NV	9	468

Ireland - 0.4%
Greencore Group plc*	262	417
Ryanair Holdings plc, ADR*	3	318
Smurfit Kappa Group plc	10	470

		1,205

Italy - 2.9%
Anima Holding SpA(a)	104	484
Assicurazioni Generali SpA	64	1,094
Azimut Holding SpA	22	456
Cementir Holding NV	47	390
Eni SpA	142	1,429
Intesa Sanpaolo SpA*	934	2,037
Mediobanca Banca di Credito Finanziario SpA*	73	652
Poste Italiane SpA(a)	50	487
Telecom Italia SpA	1,523	652
UniCredit SpA*	121	1,100
Unipol Gruppo SpA*	92	405

		9,186

Japan - 20.5%
77 Bank Ltd. (The)	27	338
Acom Co. Ltd.	98	429
Aiful Corp.*	138	351
Aozora Bank Ltd.	23	415
Arcs Co. Ltd.	17	376
Bridgestone Corp.	36	1,323
Brother Industries Ltd.	40	885
Chiba Bank Ltd. (The)	98	535
Concordia Financial Group Ltd.	148	534
Dai-ichi Life Holdings, Inc.	61	922
Daiwa Securities Group, Inc.	125	595
DIC Corp.	13	311
Dowa Holdings Co. Ltd.	11	391
Fujitsu Ltd.	11	1,602
Fuyo General Lease Co. Ltd.	6	402
Gunma Bank Ltd. (The)	110	338
Hachijuni Bank Ltd. (The)	96	306
Hitachi Ltd.	31	1,294
Hokuriku Electric Power Co.	52	342
Honda Motor Co. Ltd.	78	2,052
Iida Group Holdings Co. Ltd.	22	476
ITOCHU Corp.	49	1,406
Itoham Yonekyu Holdings, Inc.	63	426
Iwatani Corp.	7	426
Iyo Bank Ltd. (The)	60	346
Japan Post Holdings Co. Ltd.	108	861
Japan Post Insurance Co. Ltd.	36	705
Japan Tobacco, Inc.	70	1,391
Kamigumi Co. Ltd.	23	404
Kandenko Co. Ltd.	41	355
KDDI Corp.	85	2,501
Kinden Corp.	22	360
Kintetsu World Express, Inc.	14	333
K’s Holdings Corp.	41	560
Kyudenko Corp.	14	422
Kyushu Financial Group, Inc.	81	322
Mebuki Financial Group, Inc.	190	367
Mitsubishi Corp.	68	1,710
Mitsubishi Gas Chemical Co., Inc.	22	492
Mitsubishi UFJ Financial Group, Inc.	561	2,532
Mitsui & Co. Ltd.	95	1,753
Mixi, Inc.	19	443
Mizuho Financial Group, Inc.	127	1,669
MS&AD Insurance Group Holdings, Inc.	29	840
Nichias Corp.	14	322
Nichiha Corp.	10	297
Nippon Light Metal Holdings Co. Ltd.	21	384
Nippon Telegraph & Telephone Corp.	75	1,862
Nomura Holdings, Inc.	204	1,077
Nomura Real Estate Holdings, Inc.	20	456
Open House Co. Ltd.	8	338
ORIX Corp.	89	1,431
Prima Meat Packers Ltd.	10	319
Rengo Co. Ltd.	36	302
Resona Holdings, Inc.	190	661
Sanwa Holdings Corp.	37	416
SBI Holdings, Inc.	23	582

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sekisui House Ltd.	45	873
Senko Group Holdings Co. Ltd.	43	399
Shizuoka Bank Ltd. (The)	91	660
SoftBank Corp.	137	1,802
Sompo Holdings, Inc.	23	930
Sony Corp.	4	364
Sumitomo Bakelite Co. Ltd.	11	384
Sumitomo Forestry Co. Ltd.	30	571
Sumitomo Mitsui Financial Group, Inc.	71	2,218
Sumitomo Mitsui Trust Holdings, Inc.	25	748
T&D Holdings, Inc.	65	752
Taiheiyo Cement Corp.	17	411
Taikisha Ltd.	15	389
Taisei Corp.	18	570
Teijin Ltd.	35	637
Tokuyama Corp.	25	619
Tokyo Steel Manufacturing Co. Ltd.	53	375
Tokyo Tatemono Co. Ltd.	25	333
Tosoh Corp.	38	643
Toyota Motor Corp.	86	6,060
Toyota Tsusho Corp.	19	730
TS Tech Co. Ltd.	12	336
Ube Industries Ltd.	16	310
Ulvac, Inc.	8	371
Yamaguchi Financial Group, Inc.	61	345

		65,118

Luxembourg - 0.4%
ArcelorMittal SA*	38	837
RTL Group SA*	7	426

		1,263

Malta - 0.2%
Kindred Group plc, SDR*	57	689

Netherlands - 4.3%
ASR Nederland NV	17	642
Flow Traders(a)	10	374
ING Groep NV*	211	1,879
Koninklijke Ahold Delhaize NV	63	1,820
NN Group NV	26	1,096
PostNL NV*	116	479
Randstad NV*	13	788
Royal Dutch Shell plc, Class A	322	5,964
Signify NV*(a)	14	678

		13,720

Norway - 2.7%
DNB ASA*	70	1,360
Equinor ASA	60	1,077
Europris ASA(a)	59	327
Fjordkraft Holding ASA(a)	45	383
Norsk Hydro ASA	170	750
Norwegian Finans Holding ASA*	68	571
Olav Thon Eiendomsselskap ASA*	24	485
Selvaag Bolig ASA	95	582
SpareBank 1 Nord Norge	80	726
SpareBank 1 SMN	43	496
SpareBank 1 SR-Bank ASA	46	506
Storebrand ASA*	60	456
Telenor ASA	47	780

		8,499

Portugal - 0.1%
Sonae SGPS SA	459	368

Russia - 0.2%
Evraz plc	113	774

Singapore - 1.2%
DBS Group Holdings Ltd.	32	594
Oversea-Chinese Banking Corp. Ltd.	207	1,603
StarHub Ltd.	378	364
United Overseas Bank Ltd.	68	1,189

		3,750

South Africa - 0.6%
Anglo American plc	61	2,018

Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	30	924
Banco Bilbao Vizcaya Argentaria SA	336	1,534
Banco Santander SA*	816	2,381
CaixaBank SA	293	739
ContourGlobal plc(a)	134	366
Enagas SA	23	496
Mediaset Espana Comunicacion SA*	96	495
Repsol SA	96	943
Tecnicas Reunidas SA*	22	295
Telefonica SA	286	1,233
Unicaja Banco SA*(a)	541	373

		9,779

Sweden - 3.5%
Betsson AB*	51	479
Bilia AB, Class A	24	295
Bonava AB, Class B*	42	444
Bravida Holding AB(a)	24	283
Clas Ohlson AB, Class B*	42	382
Dustin Group AB(a)	58	547
Intrum AB	24	646
Inwido AB*	42	566
LeoVegas AB(a)	129	528
Lundin Energy AB	21	582
Mekonomen AB*	34	382
Nobia AB*	51	396
Nordic Waterproofing Holding AB*	19	346
Resurs Holding AB*(a)	56	305
Scandi Standard AB*	44	357
Securitas AB, Class B(c)	26	397
Skandinaviska Enskilda Banken AB, Class A*	125	1,360
Skanska AB, Class B(c)	29	737
SKF AB, Class B	29	782
Svenska Handelsbanken AB, Class A*	105	1,049
Volvo AB, Class B*	14	354

		11,217

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Switzerland - 7.1%
Adecco Group AG (Registered)	16	977
BKW AG	4	412
Credit Suisse Group AG (Registered)	102	1,333
Julius Baer Group Ltd.	15	929
LafargeHolcim Ltd. (Registered)*	30	1,598
Novartis AG (Registered)	91	8,206
Roche Holding AG	1	396
Sulzer AG (Registered)	5	508
Swiss Life Holding AG (Registered)	3	1,153
Swisscom AG (Registered)	2	1,061
UBS Group AG (Registered)	186	2,687
Wizz Air Holdings plc*(a)	6	368
Zurich Insurance Group AG	8	3,004

		22,632

Ukraine - 0.2%
Ferrexpo plc	157	607

United Kingdom - 14.8%
3i Group plc	59	897
Aggreko plc	50	394
Aviva plc	276	1,263
Barclays plc*	931	1,698
Barratt Developments plc*	81	704
Bellway plc	9	331
Berkeley Group Holdings plc	11	626
BP plc	494	1,834
British American Tobacco plc	108	3,911
BT Group plc*	575	987
CK Hutchison Holdings Ltd.	159	1,097
Crest Nicholson Holdings plc*	84	371
Dixons Carphone plc*	212	319
Drax Group plc	122	626
GlaxoSmithKline plc	213	3,965
Halfords Group plc*	137	512
HSBC Holdings plc*	883	4,618
Imperial Brands plc	66	1,334
Inchcape plc*	43	392
ITV plc*	437	632
J Sainsbury plc	236	788
Just Group plc*	413	431
Keller Group plc	44	461
Kingfisher plc*	181	686
Legal & General Group plc	427	1,420
Lloyds Banking Group plc*	3,521	1,580
M&G plc	303	728
Morgan Sindall Group plc	20	399
Natwest Group plc*	399	802
OSB Group plc*	94	528
Paragon Banking Group plc	75	463
Phoenix Group Holdings plc	46	425
Playtech plc*	99	627
Premier Foods plc*	451	579
Prudential plc	136	2,174
Reach plc*	235	618
Redrow plc*	48	344
Royal Mail plc*	80	442
ScS Group plc*	119	343
Serco Group plc*	210	336
Standard Chartered plc*	163	986
Tate & Lyle plc	43	403
Taylor Wimpey plc*	325	649
Tyman plc*	106	502
Vesuvius plc	53	358
Vistry Group plc*	30	341
Vodafone Group plc	1,275	2,178
WPP plc	106	1,108

		47,210

United States - 0.7%
Stellantis NV	62	944
Stellantis NV	44	664
TI Fluid Systems plc*(a)	171	595

		2,203

TOTAL COMMON STOCKS (Cost $294,371)		310,966

	No. of Rights (000)

RIGHTS - 0.0%(d)
Spain - 0.0%(d)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021* (Cost $15)	30	15

	Shares (000)

SHORT-TERM INVESTMENTS - 1.7%

INVESTMENT COMPANIES - 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(e)(f)(Cost $4,318)	4,316	4,319

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(e)(f)	500	499
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(e)(f)	658	658

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,158)		1,157

TOTAL SHORT-TERM INVESTMENTS (Cost $5,476)		5,476

Total Investments - 99.5% (Cost $299,862)		316,457
Other Assets Less Liabilities - 0.5%		1,683

Net Assets - 100.0%		318,140

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.5%
Insurance	9.3
Metals & Mining	7.0
Oil, Gas & Consumable Fuels	5.7
Automobiles	5.3
Pharmaceuticals	4.0
Diversified Telecommunication Services	3.5
Capital Markets	3.3
Media	2.4
Household Durables	2.3
Trading Companies & Distributors	2.3
Tobacco	2.3
Wireless Telecommunication Services	2.3
Real Estate Management & Development	2.3
Auto Components	2.2
Specialty Retail	2.1
Industrial Conglomerates	1.9
Construction Materials	1.7
Chemicals	1.7
Machinery	1.6
Construction & Engineering	1.6
Building Products	1.6
Food & Staples Retailing	1.4
Air Freight & Logistics	1.3
Food Products	1.0
IT Services	1.0
Others (each less than 1.0%)	8.7
Short-Term Investments	1.7

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Amount rounds to less than one thousand.

(c)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $1,082,000.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(d)	Amount rounds to less than 0.1% of net assets.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	39	03/2021	EUR	1,642	(66)
FTSE 100 Index	7	03/2021	GBP	610	(37)
TOPIX Index	12	03/2021	JPY	2,082	(40)

					(143)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$23,531	$–	$23,531
Austria	900	3,466	–	4,366
Belgium	–	4,790	–	4,790
Brazil	–	809	–	809
China	–	1,324	–	1,324
Denmark	1,572	3,385	–	4,957
Finland	392	5,334	–	5,726
France	2,001	26,289	–	28,290
Germany	1,215	28,160	–	29,375
Hong Kong	–	7,092	–	7,092
India	–	468	–	468
Ireland	735	470	–	1,205
Italy	–	9,186	–	9,186
Japan	–	65,118	–	65,118
Luxembourg	–	1,263	–	1,263
Malta	–	689	–	689
Netherlands	374	13,346	–	13,720
Norway	1,067	7,432	–	8,499
Portugal	–	368	–	368
Russia	–	774	–	774
Singapore	–	3,750	–	3,750
South Africa	–	2,018	–	2,018
Spain	–	9,779	–	9,779
Sweden	665	10,552	–	11,217
Switzerland	–	22,632	–	22,632
Ukraine	–	607	–	607
United Kingdom	3,551	43,659	–	47,210
United States	2,203	–	–	2,203

Total Common Stocks	14,675	296,291	–	310,966

Rights	15	–	–	15
Short-Term Investments
Investment Companies	4,319	–	–	4,319
Investment of Cash Collateral from Securities Loaned	1,157	–	–	1,157

Total Short-Term Investments	5,476	–	–	5,476

Total Investments in Securities	$20,166	$296,291	$–	$316,457

Depreciation in Other Financial Instruments
Futures Contracts	$(143)	$–	$–	$(143)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$5,627	$19,328	$20,637	$—	(c)	$1		$4,319	4,316	$1		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	1,000	7,000	7,501	—	(c)	—	(c)	499	500	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	956	13,433	13,731	—		—		658	658	—	(c)	—

Total	$7,583	$39,761	$41,869	$—	(c)	$1		$5,476		$1		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2021.

(c)	Amount rounds to less than one thousand.